Employment cost (Details 5) - Executive Director [Member]		1 Months Ended
		Mar. 31, 2017 USD ($) Number		Mar. 31, 2016 USD ($) Number	Mar. 31, 2015 USD ($) Number
Disclosure of employment cost [Line Items]
Euromoney Global Gold Index volatility		37.00%
Volatility	[1]	37.00%
Correlation used between the Euromoney Global Gold Index and the company TSR		85.00%
Weighted average share price on grant and valuation date	[2]	$ 87,410
Restricted Stocks [Member]
Disclosure of employment cost [Line Items]
Quantity of shares issued | Number		49,357		44,664	55,782
Euromoney Global Gold Index volatility		37.00%		35.00%	35.00%
Risk free interest rate		1.90%		1.01%	1.45%
Volatility	[3]	37.00%		35.00%	35.00%
Correlation used between the Euromoney Global Gold Index and the company TSR		60.00%		85.00%	85.00%
Weighted average share price on grant and valuation date		$ 87,410	[2]	$ 88,500	$ 67,410

[1]	Volatility is based on the three year historical volatility of the company’s shares over the relevant vesting periods.
[2]	Weighted average share price for the valuation is calculated taking into account the market price on all grant dates.
[3]	Volatility is based on the three year historical volatility of the company’s shares over the relevant vesting periods.